Other Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Other Assets and Liabilities
9.	Other Assets and Liabilities

Other assets and liabilities as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
Other assets
Advance payments	￦	148,299	￦	164,950
Prepaid expenses		255,464		241,078
Others		13,471		5,998
Less: Non-current		(106,099)		(107,166)

Current	￦	311,135	￦	304,860

Other liabilities
Advances received	￦	281,071	￦	375,792
Withholdings		89,679		85,142
Unearned revenue		24,142		23,036
Others		6,160		11,629
Less: Non-current		(58,761)		(237,284)

Current	￦	342,291	￦	258,315